Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Prepaid expenses and other assets
11. Prepaid expenses and other assets

	December 31, 2019	December 31, 2018

Prepaid expenses	$16,863	$27,285

Amounts prepaid to related parties (Note 22)	82,808	2,928

	$99,671	$30,213